Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 16,649.55
Total Fee Amount	16,649.55
Total Transaction Valuation	108,749,541.32
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A